Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans	$ 23,885,654	$ 25,666,608	$ 27,423,897
Investment securities	1,794,717	1,755,804	2,636,799
Other	175,127	183,388	315,242
	25,855,498	27,605,800	30,375,938
Interest Expense
Deposits	2,859,598	4,076,194	5,778,263
Federal Home Loan Bank advances	1,295,121	1,543,493	2,164,259
Subordinated debentures	537,178	556,159	610,929
Securities sold under agreements to repurchase	405,597	682,169	1,057,517
	5,097,494	6,858,015	9,610,968
Net Interest Income	20,758,004	20,747,785	20,764,970
Provision for Loan Losses	1,550,000	5,950,000	3,350,000
Net Interest Income After Provision for Loan Losses	19,208,004	14,797,785	17,414,970
Noninterest Income
Service charges	1,196,597	1,119,570	1,315,333
Gain on sale of investment securities	219,845	168,306	1,505,915
Gain on sale of loans	1,444,318	1,884,923	1,345,334
Gain on sale of state low-income housing tax credits	1,441,012	281,561
Net loss on foreclosed assets	(275,223)	(1,391,472)	(800,250)
Other income	1,292,922	1,192,783	1,118,897
	5,319,471	3,255,671	4,485,229
Noninterest Expense
Salaries and employee benefits	9,058,789	9,247,912	8,886,713
Occupancy	1,752,162	1,629,566	1,660,802
FDIC deposit insurance premiums	562,163	688,763	942,056
Prepayment penalty on repurchase agreements	1,510,000		1,531,000
Data processing	687,630	566,652	529,940
Advertising	425,004	300,000	300,000
Other expense	3,661,458	3,808,042	3,510,944
	17,657,206	16,240,935	17,361,455
Income Before Income Taxes	6,870,269	1,812,521	4,538,744
Provision (Credit) for Income Taxes	1,630,562	(131,338)	703,105
Net Income	5,239,707	1,943,859	3,835,639
Preferred Stock Dividends and Discount Accretion	794,520	1,076,561	1,125,563
Net Income Available to Common Shareholders	$ 4,445,187	$ 867,298	$ 2,710,076
Basic Income Per Common Share (in Dollars per share)	$ 1.63	$ 0.32	$ 1.01
Diluted Income Per Common Share (in Dollars per share)	$ 1.58	$ 0.30	$ 1.01